Investments (Details) - Schedule of Allowance for Expected Credit Losses - Corporate Bonds [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance at beginning of year	$ 195
Additions for current year allowance for expected credit losses	158	195
Balance at end of year	$ 353	$ 195